PIA Short Duration Bond Fund
Class A (Not available for purchase)
Class I (Not available for purchase)

(the “Fund”)

Supplement dated February 6, 2025 to the
Statutory Prospectus and Statement of Additional Information (“SAI”) dated March 31, 2024

Pacific Income Advisers, Inc., the investment adviser to PIA Short Duration Bond Fund, has decided that it no longer plans to launch the Fund. The Advisors Series Trust notes that no securities of the Fund have ever been sold.

****
Please retain this Supplement with your Prospectus and Statement of Additional Information.

1